Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Summary of Accounts Receivables

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Receivable from capital market solutions services	11,097	10,466	—
Commission receivable from insurance brokerage	—	349	200
Receivable from digital solutions and other services	—	10,496	—
Receivable from hotel operations, hospitality and VIP services	—	—	111
Receivable from media and entertainment services	—	2,757	5,214

	11,097	24,068	5,525

Summary of Aging Analysis of Accounts Receivable
An aging analysis of the accounts receivable as of the end of the reporting period, based on the due date, net of loss allowance is as follows:

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Not yet due	9,498	22,796	3,075
Past due
Within 1 month	7	932	530
1 to 3 months	663	198	974
Over 3 months	929	142	946

	11,097	24,068	5,525

Summary of Accounts Receivables Past Due Analysis

	Internal credit risk rating
As of December 31, 2021	AAA	AA	A	BBB	BB	CCC	Total
Expected credit loss rate	—	—	0.10%	0.17%	—	0.10%	—
Gross carrying amount (US$’000)	—	—	7,025	3,106	—	966	11,097

	Internal credit risk rating
As of December 31, 2022	AAA	AA	A	BBB	BB	CCC	Total
Expected credit loss rate	—	—	0.15%	0.27%	—	—	—
Gross carrying amount (US$’000)	—	—	10,844	13,224	—	—	24,068

	Internal credit risk rating
As of December 31, 2023	AAA	AA	A	BBB	BB	CCC	Total
Expected credit loss rate	—	—	—	0.30%	—	—	—
Gross carrying amount (US$’000)	—	—	—	5,525	—	—	5,525